Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of estimated useful lives
Estimated Useful Life
Electric equipment	3 Years
Office equipment and furniture	3 - 5 Years
Leasehold improvement	Shorter of useful life or lease term

Schedule of disaggregation of our revenue
	For the Years Ended December 31,
	2019	2020	2021

Category of Revenue:
Advertising revenue	$48,391	$104,664	$132,918
Customized content production revenue	9,098	10,200	5,326
Copyrights revenue	7,369	6,883	7,478
CHEERS e-Mall marketplace service revenue	670	1,517	6,807
Other revenue	249	499	483
Total	$65,777	$123,763	$153,012

Timing of Revenue Recognition:
Services transferred over time	$64,858	$121,747	$145,722
Services transferred at a point in time	670	1,517	6,807
Goods transferred at a point in time	249	499	483
Total	$65,777	$123,763	$153,012